Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options:
Contractual term (in years)	0 years
Expected volatility, minimum (as a percent)		57.70%	51.00%
Expected volatility, maximum (as a percent)		59.40%	58.00%
Minimum
Stock options:
Contractual term (in years)		10 years	10 years
Exercise multiple		2.2	2.2
Risk-free interest rate, minimum (per annum)		1.45%	0.66%
Maximum
Stock options:
Contractual term (in years)		10 years	10 years
Exercise multiple		2.8	2.8
Risk-free interest rate, maximum (per annum)		1.87%	1.92%